SCHEDULE OF ESTIMATED ECONOMIC USEFUL LIVES OF THE ASSETS (Details)	Dec. 31, 2025
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	50 years
Software Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	3 years